Defined Contribution Plan (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan [Abstract]
Defined contribution plan cost	$ 0.7	$ 0.7	$ 2.3	$ 2.1	$ 2.9	$ 2.7